7. Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Income And Expenses Tables
Other operating income
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Interest earned from customers	270,715	108,423	41,607
Receivables and payables foreign exchange difference	76,475	137,359	336,641
Discount of trade and other receivables and payables, net (1)	51,838	718,114	118,560
Recovery of insurance	237,577	155,013	145,569
Recovery of turnover tax	-	-	77,833
Others	3,875	18,827	15,307
	640,480	1,137,736	735,517

(1)	In December 2015, Decree No. 134/2015 was enacted declaring the state of emergency of the Argentine electricity sector until December 31, 2017. Pursuant to such decree, the Ministry of Energy was entrusted with the duties of developing and putting in place an action plan in connection with the electricity generation, transportation and distribution segments in order to improve the quality and security of electricity supply and guarantee the provision of this public service under suitable technical and economic conditions.

Other operating expenses
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Charge related to the provision for lawsuits and claims	(69,197)	(86,644)	(52,702)
Impairment of material and spare parts	(23,300)	-	-
Others	-	1,799	-
	(92,497)	(84,845)	(52,702)

Finance income
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Interest earned	148,485	51,774	31,871
Net income on financial assets at fair value through profit or loss	75,525	46,827	30,091
Foreign exchange differences	45,531	94,920	233,301
Net income on disposal of available-for-sale financial assets (1)	662,686	227,467	67,100
	932,227	420,988	362,363

(1)	Net of 52,417 corresponding to turnover tax for the year ended December 31, 2017.

Finance expenses
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Interest on loans and borrowings	(626,981)	(529,999)	(253,316)
Net foreign exchange differences	(64,983)	(75,471)	124,577
Others	(5,674)	(14,978)	(9,569)
	(697,638)	(620,448)	(138,308)